Nature of operations and going concern	12 Months Ended
Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
Nature of operations and going concern
1	Nature of operations and going concern

IMV Inc. (the “Corporation” or “IMV”) is, through its 100% owned subsidiaries, a clinical-stage biopharmaceutical company developing a novel class of cancer vaccines based on DPX®, our immune-educating technology platform. DPX is designed to inform a specific, coordinated and persistent anti-tumor immune response, that could change the lives of patients with cancer. DPX can package a wide range of bioactive molecules in a single formulation to incite the tumor-killing function of multiple, distinct immune cell subtypes. IMV’s lead therapeutic candidate, maveropepimut-S (“MVP-S”), is a DPX-based cancer vaccine that delivers antigenic peptides from survivin, a well-recognized cancer antigen commonly overexpressed in advanced cancers. Survivin is overexpressed in most solid and hematologic tumors but rarely found in normal adult tissues. MVP-S is currently being evaluated in multiple clinical trials in patients with treatment refractory cancers like Diffuse Large B Cell Lymphoma and ovarian cancer. MVP-S is also being evaluated in earlier-stage trials in a neoadjuvant setting in bladder and breast cancers. The Corporation has one reportable and geographic segment. Incorporated under the Canada Business Corporations Act and domiciled in Dartmouth, Nova Scotia, Canada the shares of the Corporation are listed on the Nasdaq Stock Market and the Toronto Stock Exchange under the symbol “IMV”. The Corporation’s principal place of business is 130 Eileen Stubbs Avenue, Suite 19, Dartmouth, Nova Scotia, Canada and it also has corporate offices in Cambridge, MA and Quebec, QC.

These financial statements have been prepared using International Financial Reporting Standards applicable to a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business as they come due. Since the Corporation’s inception, the Corporation’s operations have been financed through the sale of shares, issuance of debt, revenue from subcontracts, interest income on funds available for investment, government assistance and income tax credits. The Corporation has incurred significant operating losses and negative cash flows from operations since inception and has an accumulated deficit of $192,911 as at December 31, 2022.

The ability of the Corporation to continue as a going concern is dependent upon raising additional financing through equity and non-dilutive funding and partnerships. There can be no assurance that the Corporation will have sufficient capital to fund its ongoing operations, and develop or commercialize any products without future financings. There can also be no assurance that the Common Shares will continue to be listed on the Nasdaq Stock Market LLC (“Nasdaq”), including as it relates to the Corporation regaining compliance with the Nasdaq listing requirements, such as the market value of listed securities. These material uncertainties cast substantial doubt as to the Corporation’s ability to meet its obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. The Corporation is currently pursuing financing alternatives that may include equity, debt, and non-dilutive financing alternatives including co-development through potential collaborations, strategic partnerships or other transactions with third parties, and merger and acquisition opportunities. There can be no assurance that additional financing will be available on acceptable terms or at all. If the Corporation is unable to obtain additional financing when required, the Corporation may have to substantially reduce or eliminate planned expenditures or the Corporation may be unable to continue operations.

The Corporation’s ability to continue as a going concern is dependent upon its ability to fund its research and development programs and defend its patent rights. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and statements of financial position classifications that would be necessary if the Corporation were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

An outbreak of a novel strain of coronavirus, identified as “COVID-19”, was declared a global pandemic by the World Health Organization on March 11, 2020. The extent to which a resurgence of the pandemic may cause significant disruptions to IMV’s business and greater impacts to results of operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration and severity of outbreaks, including potential future waves or cycles, the variants and the effectiveness of actions to contain and treat COVID-19. The Corporation cannot predict the duration, scope and severity of any potential business shutdowns or disruptions, including to ongoing and planned clinical studies and regulatory approval prospects that may occur should there be a resurgence of COVID-19. Further prolonged shutdowns or other business interruptions upon a resurgence of the COVID-19 pandemic could result in material and negative effects to the Corporation’s ability to conduct its business in the manner and on the timelines currently planned, which could have a material adverse impact on IMV’s business, results of operations, and financial condition. The COVID-19 pandemic continues to evolve, and the Corporation will continue to monitor any effect of COVID-19 on its business.